Subsequent Events - Narrative (Details) - Subsequent event - USD ($) $ in Millions		3 Months Ended
	Feb. 24, 2020	Mar. 31, 2020
Subsequent Event [Line Items]
Termination agreements, consideration transferred	$ 70
Payments to terminate agreements, gross	54
Termination agreements, consideration transferred, inventory	$ 16
Forecast
Subsequent Event [Line Items]
Expense related to contract termination		$ 70
Decrease in future commitments		$ 169